Property, plant and equipment by business division (Details) - Gross carrying amount [member] - EUR (€) € in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Additions other than through business combinations, property, plant and equipment	€ 318	€ 318	€ 215
Construction division [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions other than through business combinations, property, plant and equipment		117	103
Energy and mobility infrastructures division [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions other than through business combinations, property, plant and equipment		107	102
Corporation division [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions other than through business combinations, property, plant and equipment		€ 94	€ 10